Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum lease payments under noncancelable operating leases [Abstract]
2015	$ 160.6
2016	122.2
2017	90.3
2018	66.4
2019	52.4
Thereafter	119.4
Total minimum lease payments	611.3
Rental expense [Abstract]
Rental expense for all operating leases	$ 197.0	$ 232.9	$ 245.1